Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 254	$ 123	$ 568	$ 669
Cost of revenues	497	394	1,294	1,245
Gross loss	(243)	(271)	(726)	(576)
Operating Expenses:
Research and development, net	8,250	8,762	26,159	26,072
Sales and marketing	1,239	1,426	3,917	4,243
General and administrative	1,779	1,988	5,550	5,927
Total operating expenses	11,268	12,176	35,626	36,242
Operating loss	(11,511)	(12,447)	(36,352)	(36,818)
Financing expenses (Income ) net	(476)	127	(1,341)	303
Net loss	$ (11,035)	$ (12,574)	$ (35,011)	$ (37,121)
Basic net loss per ordinary share (in Dollars per share)	$ (0.1)	$ (0.16)	$ (0.32)	$ 0.46
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	112,641,907	80,957,931	110,783,504	79,914,649
Diluted net loss per ordinary share (in Dollars per share)	$ (0.1)	$ (0.19)	$ (0.32)	$ (0.58)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	112,641,907	66,586,095	110,783,504	64,503,654